UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive
         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

      /s/  Jeffrey R. Scharf     Santa Cruz, CA     May 16, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $455,520 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107    17485   315557 SH       SOLE                        0        0   315557
AMGEN INC                      COM              031162100    19120   328462 SH       SOLE                        0        0   328462
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    19058     6673 SH       SOLE                        0        0     6673
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      348        4 SH       SOLE                        0        0        4
CANADIAN NATL RY CO            COM              136375102    23578   372417 SH       SOLE                        0        0   372417
COMPUTER SCIENCES CORP         COM              205363104    19943   434955 SH       SOLE                        0        0   434955
CP HOLDRS                      DEP RCPTS  CP    12616K106      253     2745 SH       SOLE                        0        0     2745
DISNEY WALT CO                 COM DISNEY       254687106     2472    86035 SH       SOLE                        0        0    86035
ENCANA CORP                    COM              292505104    29232   415111 SH       SOLE                        0        0   415111
FIRST DATA CORP                COM              319963104    19034   484199 SH       SOLE                        0        0   484199
FISERV INC                     COM              337738108    20324   510645 SH       SOLE                        0        0   510645
GENERAL DYNAMICS CORP          COM              369550108    11159   104242 SH       SOLE                        0        0   104242
HONDA MOTOR LTD                AMERN SHS        438128308    14411   575502 SH       SOLE                        0        0   575502
JOHNSON & JOHNSON              COM              478160104    18726   278820 SH       SOLE                        0        0   278820
LIBERTY MEDIA CORP NEW         COM SER A        530718105    20387  1965924 SH       SOLE                        0        0  1965924
LIZ CLAIBORNE INC              COM              539320101    18970   472720 SH       SOLE                        0        0   472720
LOWES COS INC                  COM              548661107    14375   251790 SH       SOLE                        0        0   251790
MASCO CORP                     COM              574599106     6877   198365 SH       SOLE                        0        0   198365
MICROSOFT CORP                 COM              594918104    17932   741928 SH       SOLE                        0        0   741928
NABORS INDUSTRIES LTD          COM              629568106    24900   421040 SH       SOLE                        0        0   421040
NUVEEN CALIF MUN VALUE FD      COM              67062C107     1438   154155 SH       SOLE                        0        0   154155
PFIZER INC                     COM              717081103    19169   729686 SH       SOLE                        0        0   729686
RYLAND GROUP INC               COM              783764103    17055   274994 SH       SOLE                        0        0   274994
SAMSUNG ELECTRONICS ORDF       COM              Y74718100    15250    30850 SH       SOLE                        0        0    30850
TORCHMARK CORP                 COM              891027104    15847   303587 SH       SOLE                        0        0   303587
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307    11931   160410 SH       SOLE                        0        0   160410
VIACOM INC                     CL B             925524308    18211   522842 SH       SOLE                        0        0   522842
WAL MART STORES INC            COM              931142103    18446   368118 SH       SOLE                        0        0   368118
WENDYS INTL INC                COM              950590109    19589   501756 SH       SOLE                        0        0   501756